Equity-Based Compensation (Details 1)	Dec. 31, 2012
2009 Plan [Member]
Status of equity-based compensation plans
Awards originally available	3,400,000
Stock options outstanding
Restricted stock units outstanding	650,575
Options exercisable
Awards available for grant	2,041,195
2004 Plan [Member]
Status of equity-based compensation plans
Awards originally available	6,500,000
Stock options outstanding	194,300
Restricted stock units outstanding	101,223
Options exercisable	194,300
Awards available for grant	262,686
2001 Plan [Member]
Status of equity-based compensation plans
Awards originally available	2,000,000
Stock options outstanding	163,000
Restricted stock units outstanding
Options exercisable	163,000
Awards available for grant
1996 Plan [Member]
Status of equity-based compensation plans
Awards originally available	1,200,000
Stock options outstanding	35,250
Restricted stock units outstanding
Options exercisable	35,250
Awards available for grant